Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Tax Characterization of Distributions

The approximate tax characterization of the Company’s distributions is as follows:

Year ended December 31,	Ordinary income	Long term capital gain	Return of capital
2016	60%	40%	0%
2015	41%	25%	34%
2014	86%	14%	0%

Summary of Company's Income Tax Benefit

The following table details the Company’s income tax benefit which relates primarily to the TRSs for the years presented:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Current expense:
Federal	$361	$671	$352
State	81	204	104
Total current expense	442	875	456
Deferred benefit:
Federal	(8,790)	(13,124)	(10,232)
State	(5,699)	(4,547)	(5,304)
Total deferred benefit	(14,489)	(17,671)	(15,536)
Total benefit from income taxes	$(14,047)	$(16,796)	$(15,080)

Reconciliation of Company's Provision for Income Taxes

The following table is a reconciliation of the Company’s provision for income taxes at statutory rates to the provision for income taxes at the Company’s effective rate for the years presented:

	Year ended December 31,
	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
	(in thousands)
Federal income tax expense at statutory tax rate	$21,617	35.0%	$25,656	35.0%	$62,812	35.0%
Effect of non-taxable REIT income	(32,501)	(52.6)%	(40,366)	(55.1)%	(74,480)	(41.5)%
State income taxes, net of federal benefit	(3,652)	(5.9)%	(2,823)	(3.9)%	(3,380)	(1.9)%
Other	489	0.8%	737	1.1%	(32)	0%
Valuation allowance	—	0%	—	0%	—	0%
Benefit from income taxes	$(14,047)	(22.7)%	$(16,796)	(22.9)%	$(15,080)	(8.4)%

Components of Provision for Deferred Income Taxes

The Company’s components of the provision for deferred income taxes are as follows:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Real estate valuation loss	$2,732	$(1,577)	$(5,079)
Mortgage servicing rights	10,597	(31,324)	27,996
Net operating loss carryforward	(19,863)	33,297	(35,963)
Liability for losses under representations and warranties	2,222	(2,467)	(5,944)
Excess interest expense disallowance	(8,721)	(15,384)	—
Other	(1,456)	(216)	3,454
Valuation allowance	—	—	—
Total (benefit) provision for deferred income taxes	$(14,489)	$(17,671)	$(15,536)

Components of Income Taxes Payable

The components of income taxes payable are as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Taxes currently receivable	2,519	1,669
Deferred income taxes payable	$(20,685)	$(35,174)
Income taxes payable	$(18,166)	$(33,505)

Summary of Deferred Income Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities are presented below:

	December 31, 2016	December 31, 2015
	(in thousands)
Deferred income tax assets:
REO valuation loss	$9,542	$12,274
Net operating loss carryforward	60,435	40,572
Liability for losses under representations and warranties	6,189	8,411
Excess interest expense disallowance	24,105	15,384
Other	1,882	426
Gross deferred tax assets	102,153	77,067
Deferred income tax liabilities:
Mortgage servicing rights	(122,838)	(112,241)
Other	—	—
Gross deferred tax liabilities	(122,838)	(112,241)
Net deferred income tax liability	$(20,685)	$(35,174)